STOCKHOLDERS’ EQUITY - Schedule of Warrants Outstanding to Purchase Common Stock (Details) - $ / shares	9 Months Ended
	Sep. 30, 2023	Jul. 31, 2022	May 17, 2022
Class of Stock [Line Items]
Exercise Price per Share (in usd per share)		$ 0.01	$ 28.146
Warrants Expiring In November 2023
Class of Stock [Line Items]
Number of Shares (in shares)	1,231
Exercise Price per Share (in usd per share)	$ 243.32
Warrants Expiring In December 2023
Class of Stock [Line Items]
Number of Shares (in shares)	204
Exercise Price per Share (in usd per share)	$ 243.32
Warrants Expiring In June 2025
Class of Stock [Line Items]
Number of Shares (in shares)	163,185
Exercise Price per Share (in usd per share)	$ 103.18
Warrants Expiring In February 2026
Class of Stock [Line Items]
Number of Shares (in shares)	542
Exercise Price per Share (in usd per share)	$ 2,100
Warrants Expiring In May 2027
Class of Stock [Line Items]
Number of Shares (in shares)	3,524
Exercise Price per Share (in usd per share)	$ 197.05
Warrants Expiring In July 2027
Class of Stock [Line Items]
Number of Shares (in shares)	167
Exercise Price per Share (in usd per share)	$ 0.01
Warrants Expiring In April 2028
Class of Stock [Line Items]
Number of Shares (in shares)	342
Exercise Price per Share (in usd per share)	$ 429.73
Warrants Expiring in 60 Months After Registration Date
Class of Stock [Line Items]
Number of Shares (in shares)	60,228
Exercise Price per Share (in usd per share)	$ 103.11
Expiration Period (in months)	60 months
Warrants Expiring in 60 Months After Registration Date
Class of Stock [Line Items]
Number of Shares (in shares)	181,316
Exercise Price per Share (in usd per share)	$ 94.57
Expiration Period (in months)	60 months
Warrants Expiring in 24 Months After Registration Date
Class of Stock [Line Items]
Number of Shares (in shares)	116,353
Exercise Price per Share (in usd per share)	$ 85.96
Expiration Period (in months)	24 months